Cover Page Document	Jun. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 18, 2024
Entity Registrant Name	NS Wind Down Co., Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35980
Entity Tax Identification Number	20-0094687
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington, County of New Castle
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	206
Local Phone Number	378-6266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NSTGQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001401708
Entity Information, Former Legal or Registered Name	NanoString Technologies, Inc.
Entity Addresses [Line Items]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington, County of New Castle
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
Former Address
Cover [Abstract]
Entity Address, Address Line One	617 Eastlake Avenue East
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
Entity Addresses [Line Items]
Entity Address, Address Line One	617 Eastlake Avenue East
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109